Revenue - Disclosure of Significant Revenue (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	$ 75	$ 91	$ 202	$ 298
Other revenue	0	0	6	0
Processing fees	2	2	5	6
Financing income	0	1	0	2	$ 2
Oil and natural gas sales and other income	77	94	213	306
Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	59	83	158	265
Natural gas liquids [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	4	3	11	10
Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	$ 12	$ 5	$ 33	$ 23